UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/18

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 28, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 24.0%
Asset-Backed Certificates - .4%
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. A3	2.19	10/24/22	205,000	[a]	203,055
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR +
.95%	2.54	1/17/35	373,635	[a,b]	376,638
Tricon American Homes,
Ser. 2017-SFR2, Cl. A	2.93	1/17/36	245,000	[a]	239,700
Verizon Owner Trust,
Ser. 2017-3A, Cl. A1A	2.06	4/20/22	400,000	[a]	394,719
					1,214,112
Asset-Backed Ctfs./Auto Receivables - .7%
AmeriCredit Automobile Receivable
Trust,
Ser. 2017-4, Cl. A3	2.04	7/18/22	500,000		494,340
AmeriCredit Automobile Receivables
Trust,
Ser. 2014-1, Cl. C	2.15	3/9/20	337,036		337,005
AmeriCredit Automobile Receivables
Trust,
Ser. 2015-3, Cl. C	2.73	3/8/21	435,000		435,697
CarMax Auto Owner Trust,
Ser. 2017-4, Cl. A4	2.33	5/15/23	170,000		166,469
Enterprise Fleet Financing,
Ser. 2017-3, Cl. A2	2.13	5/20/23	170,000	[a]	168,564
Hyundai Auto Lease Securitization Trust,
Ser. 2017-C, Cl. A3	2.12	2/16/21	315,000	[a]	312,301
Hyundai Auto Lease Securitization Trust,
Ser. 2017-C, Cl. A4	2.21	9/15/21	295,000	[a]	292,155
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3	2.45	12/10/21	40,000	[a]	39,520
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4	2.76	12/10/24	50,000	[a]	49,325
					2,295,376
Commercial Mortgage Pass-Through Ctfs. - .4%
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. A4	3.18	2/10/48	555,000		546,891
Commercial Mortgage Trust,
Ser. 2017-CD3, Cl. A4	3.63	2/10/50	465,000		470,476
DBCG Mortgage Trust,
Ser. 2017-BBG, Cl. A, 1 Month LIBOR +
.70%	2.29	6/15/34	335,000	[a,b]	336,087
					1,353,454

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
Consumer Discretionary - .5%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	55,000		56,611
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	175,000		227,419
Amazon. com,
Sr. Unscd. Notes	4.05	8/22/47	175,000	[a]	174,792
Charter Communications Operating,
Sr. Scd. Notes	4.91	7/23/25	185,000		190,799
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		172,968
Cox Communications,
Sr. Unscd. Notes	4.60	8/15/47	140,000	[a]	136,128
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	240,000		251,996
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	65,000		64,475
Sky,
Gtd. Notes	3.75	9/16/24	265,000	[a]	267,753
Time Warner,
Gtd. Debs.	5.35	12/15/43	140,000		149,580
					1,692,521
Consumer Staples - .2%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	160,000		171,249
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	215,000		213,378
Kraft Heinz Foods,
Gtd. Notes	6.88	1/26/39	140,000		173,230
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	150,000	[a]	156,363
Reynolds American,
Gtd. Notes	4.85	9/15/23	75,000		80,267
					794,487
Energy - 1.0%
BP Capital Markets,
Gtd. Bonds	2.32	2/13/20	460,000		456,253
Concho Resources,
Gtd. Notes	4.88	10/1/47	60,000		62,202
ConocoPhillips,
Gtd. Notes	4.95	3/15/26	280,000		304,648
Energy Transfer,
Sr. Unscd. Notes	4.90	2/1/24	340,000		351,831
Energy Transfer,
Sr. Unscd. Notes	5.95	10/1/43	220,000		228,574
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		239,008

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
Energy - 1.0% (continued)
EQT,
Sr. Unscd. Notes	3.00	10/1/22	20,000		19,494
EQT,
Sr. Unscd. Notes	3.90	10/1/27	165,000		157,812
Kinder Morgan Energy Partners,
Gtd. Notes	6.55	9/15/40	205,000		237,174
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/43	140,000		137,091
MPLX,
Sr. Unscd. Notes	4.13	3/1/27	110,000		109,286
MPLX,
Sr. Unscd. Notes	5.20	3/1/47	295,000	[c]	304,511
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	90,000		90,225
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	75,000		79,088
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	215,000		220,311
Western Gas Partners,
Sr. Unscd. Notes	4.50	3/1/28	65,000		65,537
Western Gas Partners,
Sr. Unscd. Notes	5.30	3/1/48	45,000		45,155
					3,108,200
Financials - 2.7%
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	185,000		183,339
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	375,000		397,680
Bank of America,
Sr. Unscd. Bonds	2.15	11/9/20	80,000		78,373
Bank of America,
Sr. Unscd. Notes	3.00	12/20/23	314,000	[a]	307,439
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	68,000		69,820
Bank of America,
Sr. Unscd. Notes	3.42	12/20/28	200,000	[a]	191,725
Bank of America,
Sr. Unscd. Notes, 3 Month LIBOR +
1.04%	2.76	1/15/19	520,000	[b]	523,879
Capital One Bank USA,
Sub. Notes	3.38	2/15/23	300,000		296,021
Chubb INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		45,064
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	180,000		188,082
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	235,000		239,551

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
Financials - 2.7% (continued)
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	260,000		276,916
Citigroup,
Sub. Notes	4.75	5/18/46	235,000		241,338
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	250,000		243,379
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1, 3 Month LIBOR
+ .83%	2.38	3/12/19	365,000	[b]	366,734
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.10%	2.94	11/15/18	505,000	[b]	508,098
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.60%	3.58	11/29/23	265,000	[b]	276,774
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	235,000		245,881
JPMorgan Chase & Co.,
Sub. Notes	4.25	10/1/27	485,000		494,183
KeyBank,
Sr. Unscd. Bonds	2.50	11/22/21	250,000		244,904
KFW,
Gtd. Notes	2.38	12/29/22	565,000		553,665
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	200,000		203,732
MassMutual Global Funding II,
Scd. Notes	2.95	1/11/25	200,000	[a]	194,625
Metropolitan Life Global Funding I,
Sr. Scd. Notes	2.40	1/8/21	405,000	[a]	399,381
Metropolitan Life Global Funding I,
Sr. Scd. Notes	3.00	9/19/27	395,000	[a]	374,994
Morgan Stanley,
Sr. Unscd. Bonds	3.70	10/23/24	85,000		85,029
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	220,000		223,382
Morgan Stanley,
Sr. Unscd. Notes	4.00	7/23/25	75,000		76,041
Morgan Stanley,
Sr. Unscd. Notes, 3 Month LIBOR +
1.18%	2.92	1/20/22	110,000	[b]	111,994
PNC Financial Services Group,
Sr. Unscd. Notes	3.30	3/8/22	120,000		120,900
Principal Financial Group,
Gtd. Notes	4.30	11/15/46	125,000		125,297
Visa,
Sr. Unscd. Notes	3.15	12/14/25	155,000		152,059
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/23	175,000		172,627

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
Financials - 2.7% (continued)
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/27	320,000		324,893
					8,537,799
Foreign/Governmental - .6%
Asian Development Bank,
Sr. Unscd. Notes	2.25	1/20/21	315,000		312,249
European Investment Bank,
Sr. Unscd. Notes	2.50	3/15/23	310,000		304,982
Inter-American Development Bank,
Unscd. Notes	2.50	1/18/23	300,000		296,138
International Bank For Reconstruction &
Development,
Unscd. Notes	2.00	1/26/22	320,000		311,683
Mexican Government,
Sr. Unscd. Notes	4.15	3/28/27	285,000	[c]	284,929
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	120,000		115,800
Uruguayan Government,
Sr. Unscd. Notes	4.38	10/27/27	215,000		222,326
					1,848,107
Health Care - .7%
Abbott Laboratories,
Sr. Unscd. Notes	4.90	11/30/46	170,000		183,149
AbbVie,
Sr. Unscd. Notes	3.20	5/14/26	190,000		181,861
Aetna,
Sr. Unscd. Notes	2.80	6/15/23	430,000		412,840
AmerisourceBergen,
Sr. Unscd. Notes	3.25	3/1/25	130,000		125,314
Gilead Sciences,
Sr. Unscd. Notes	3.65	3/1/26	75,000		74,944
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/46	110,000		115,902
Medtronic,
Gtd. Notes	4.63	3/15/45	260,000		281,928
Mylan,
Gtd. Notes	3.15	6/15/21	195,000		193,398
Shire Acquisitions Investments Ireland,
Gtd. Notes	2.88	9/23/23	200,000		191,486
Thermo Fisher Scientific,
Sr. Unscd. Notes	2.95	9/19/26	195,000		182,695
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	155,000		171,373
					2,114,890
Industrials - .5%
Corning,
Sr. Unscd. Notes	4.38	11/15/57	155,000		145,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
Industrials - .5% (continued)
CSX,
Sr. Unscd. Notes	3.35	11/1/25	205,000		200,814
CSX,
Sr. Unscd. Notes	2.60	11/1/26	280,000		255,533
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	[a]	272,022
FedEx,
Gtd. Notes	4.40	1/15/47	205,000		204,289
General Electric,
Sr. Unscd. Notes, 3 Month LIBOR + .51%	2.23	1/14/19	405,000	[b]	405,798
Republic Services,
Sr. Unscd. Notes	3.38	11/15/27	75,000		72,728
Waste Management,
Gtd. Notes	4.60	3/1/21	80,000		83,723
					1,640,668
Information Technology - .2%
Alibaba Group Holding,
Sr. Unscd. Notes	3.40	12/6/27	205,000		195,872
Broadcom,
Gtd. Notes	3.00	1/15/22	300,000		293,839
Dell International,
Sr. Scd. Notes	6.02	6/15/26	70,000	[a]	75,007
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	75,000		77,850
					642,568
Materials - .2%
Dow Chemical,
Sr. Unscd. Notes	4.63	10/1/44	230,000		237,236
Glencore Funding,
Gtd. Notes	3.00	10/27/22	95,000	[a]	92,750
LYB International Finance,
Gtd. Bonds	4.00	7/15/23	190,000		194,408
					524,394
Municipal Bonds - .3%
Los Angeles Department of Water and
Power,
Revenue (Build America Bonds)	5.72	7/1/39	120,000		151,249
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue (Build
America Bonds)	6.09	11/15/40	10,000		12,768
Metropolitan Transportation Authority,
Revenue (Build America Bonds)	6.55	11/15/31	225,000		284,083
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	425,000		437,253

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
Municipal Bonds - .3% (continued)
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		168,333
					1,053,686
Real Estate - .4%
Alexandria Real Estate Equities,
Gtd. Notes	3.95	1/15/27	40,000		39,527
Alexandria Real Estate Equities,
Gtd. Notes	4.50	7/30/29	165,000		168,454
Columbia Property Trust,
Gtd. Notes	3.65	8/15/26	435,000		413,576
Digital Realty Trust,
Gtd. Bonds	3.70	8/15/27	160,000		156,119
Simon Property Group,
Sr. Unscd. Notes	3.50	9/1/25	210,000		208,845
Ventas Realty,
Gtd. Notes	3.10	1/15/23	210,000	[c]	206,516
Vereit Operating Partnership,
Gtd. Notes	3.95	8/15/27	190,000		180,429
					1,373,466
Telecommunications - .3%
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	85,000		88,258
AT&T,
Sr. Unscd. Notes	5.45	3/1/47	430,000		447,694
Telefonica Emisiones,
Gtd. Notes	5.21	3/8/47	150,000		158,265
Verizon Communications,
Notes	3.38	2/15/25	209,000		204,733
					898,950
U. S. Government Agencies - .6%
Federal Home Loan Bank,
Bonds	1.88	11/29/21	445,000		434,595
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	[d]	862,591
Federal National Mortgage Association,
Notes	2.38	1/19/23	575,000	[c,d]	565,370
					1,862,556
U. S. Government Agencies Mortgage-Backed - 6.5%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/46			708,602	[d]	687,705
3.50%, 12/1/41-11/1/44			2,890,092	[d]	2,900,891
5.50%, 4/1/22-1/1/36			114,569	[d]	124,242
Federal National Mortgage Association:
2.88%, 1/1/48			618,439	[d]	619,171
2.90%, 12/1/47			567,153	[d]	567,413
3.00%, 5/1/30-7/1/43			2,304,411	[d]	2,275,739

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
U. S. Government Agencies Mortgage-Backed - 6.5%
(continued)
3.01%, 2/1/27			1,575,328	[d]	1,557,028
3.50%, 12/1/41-1/1/48			3,915,904	[d]	3,925,869
4.00%, 12/1/41-10/1/43			1,850,625	[d]	1,911,914
4.50%, 2/1/39-9/1/43			1,955,913	[d]	2,067,193
5.00%, 8/1/20-7/1/39			410,433	[d]	442,430
5.50%, 9/1/34-5/1/39			77,988	[d]	86,659
8.00%, 3/1/30			112	[d]	113
Government National Mortgage Association I:
5.50%, 4/15/33			22,432		24,738
Government National Mortgage Association II:
3.00%, 1/20/45-11/20/47			1,740,329		1,704,746
4.00%, 10/20/47-1/20/48			1,703,460		1,751,882
					20,647,733
U. S. Government Securities - 7.3%
U.S. Treasury Bonds	4.50	2/15/36	2,300,000	[c]	2,788,705
U.S. Treasury Bonds	2.75	8/15/47	975,000		903,456
U.S. Treasury Bonds	2.75	11/15/47	755,000		699,643
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-BILL + .06%	1.71	7/31/19	3,260,000	[b]	3,264,601
U.S. Treasury Inflation Protected
Securities,
Bonds	0.88	2/15/47	291,065	[e]	282,973
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	466,889	[c,e]	464,386
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	2,347,311	[e]	2,273,804
U.S. Treasury Notes	1.75	11/15/20	7,635,000		7,509,142
U.S. Treasury Notes	1.88	9/30/22	5,130,000		4,963,776
					23,150,486
Utilities - .5%
Berkshire Hathaway Energy,
Sr. Unscd. Notes	3.25	4/15/28	170,000	[a]	164,802
Dominion Resources,
Sr. Unscd. Notes	3.90	10/1/25	165,000		167,163
Duke Energy,
Sr. Unscd. Notes	3.15	8/15/27	180,000		170,746
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	315,000		354,196
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	105,000		111,113
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	125,000		130,796

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 24.0% (continued)
Utilities - .5% (continued)
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		91,569
NiSource Finance,
Gtd. Notes	5.65	2/1/45	230,000		274,356
Sempra Energy,
Sr. Unscd. Notes	3.40	2/1/28	170,000		162,241
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		33,141
					1,660,123
Total Bonds and Notes
(cost $77,216,214)					76,413,576
Description			Shares		Value ($)
Common Stocks - 66.1%
Consumer Discretionary - 5.4%
Advance Auto Parts			5,783		660,708
Amazon. com			1,739	[f]	2,630,151
Aptiv			13,916		1,270,948
Comcast, Cl. A			84,590		3,063,004
Goodyear Tire & Rubber			19,756		571,739
Home Depot			5,689		1,036,934
Las Vegas Sands			18,809		1,369,483
Omnicom Group			36,178	[c]	2,757,849
O'Reilly Automotive			5,363	[f]	1,309,591
Time Warner			15,303		1,422,567
Twenty-First Century Fox, Cl. A			31,459		1,158,320
					17,251,294
Consumer Staples - 3.9%
Coca-Cola			12,679		547,986
Coca-Cola European Partners			20,402		775,684
Conagra Brands			48,951		1,768,600
Costco Wholesale			10,977		2,095,509
Dollar Tree			12,838	[f]	1,317,692
Kellogg			42,890	[c]	2,839,318
Kraft Heinz			17,095		1,146,220
Mondelez International, Cl. A			13,013		571,271
PepsiCo			11,591		1,271,880
					12,334,160
Energy - 5.8%
Anadarko Petroleum			14,891		849,383
EOG Resources			13,585		1,377,791
Exxon Mobil			45,162		3,420,570
Hess			21,427		973,214
Occidental Petroleum			72,684		4,768,070
Phillips 66			37,801		3,416,076

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 66.1% (continued)
Energy - 5.8% (continued)
Pioneer Natural Resources	6,462		1,100,026
Schlumberger	17,248		1,132,159
Valero Energy	15,606		1,411,095
			18,448,384
Exchange-Traded Funds - .0%
iShares Russell 1000 Value ETF	946		116,169
Financials - 15.3%
Allstate	6,118		564,447
American International Group	28,766		1,649,442
Bank of America	243,990		7,832,079
BB&T	36,517		1,984,699
Berkshire Hathaway, Cl. B	41,024	[f]	8,500,173
Capital One Financial	6,208		607,949
Citigroup	37,091		2,800,000
Hartford Financial Services Group	21,962		1,160,692
JPMorgan Chase & Co.	73,638		8,505,189
Lincoln National	7,303		556,270
LPL Financial Holdings	13,883		892,260
Morgan Stanley	54,181		3,035,220
PNC Financial Services Group	12,776		2,014,264
Prudential Financial	13,351		1,419,478
SunTrust Banks	22,173		1,548,562
Synchrony Financial	16,079		585,115
Voya Financial	53,331		2,720,948
Wells Fargo & Co.	40,652		2,374,483
			48,751,270
Health Care - 7.6%
Abbott Laboratories	30,325		1,829,507
Becton Dickinson & Co.	4,191		930,486
Biogen	6,131	[f]	1,771,798
BioMarin Pharmaceutical	9,105	[f]	739,053
Bristol-Myers Squibb	12,689		840,012
DaVita	7,650	[f]	550,953
Gilead Sciences	18,238		1,435,878
Humana	6,366		1,730,406
IDEXX Laboratories	7,966	[f]	1,491,474
Johnson & Johnson	14,082		1,828,970
McKesson	4,597		686,010
Mylan	19,492	[f]	785,917
Neurocrine Biosciences	7,447	[f]	628,750
Pfizer	139,685		5,071,962
UnitedHealth Group	12,679		2,867,483
WellCare Health Plans	4,628	[f]	897,415
			24,086,074

Description	Shares		Value ($)
Common Stocks - 66.1% (continued)
Industrials - 7.1%
Delta Air Lines	54,859		2,956,900
Fortive	13,650		1,048,320
Honeywell International	17,514		2,646,541
L3 Technologies	16,412		3,406,311
Middleby	4,886	[f]	587,541
Northrop Grumman	2,944		1,030,518
PACCAR	12,476		893,157
Quanta Services	63,353	[f]	2,181,877
Raytheon	12,487		2,716,047
Union Pacific	9,157		1,192,699
United Technologies	28,542		3,845,749
			22,505,660
Information Technology - 14.5%
Activision Blizzard	19,235		1,406,656
Alphabet, Cl. A	522	[f]	576,246
Alphabet, Cl. C	2,770	[f]	3,060,102
Apple	31,757		5,656,557
Broadcom	2,980		734,451
Cisco Systems	177,261		7,937,748
Facebook, Cl. A	12,768	[f]	2,276,790
First Data, Cl. A	64,735	[f]	1,011,161
Fortinet	47,327	[f]	2,388,594
Harris	6,458		1,008,417
HubSpot	8,192	[f]	909,722
International Business Machines	15,176		2,364,876
Microchip Technology	19,060	[c]	1,695,006
Microsoft	44,606		4,182,705
NVIDIA	6,288		1,521,696
Oracle	36,726		1,860,906
PayPal Holdings	23,471	[f]	1,863,832
ServiceNow	9,058	[f]	1,458,429
Splunk	11,035	[f]	1,028,462
Square, Cl. A	23,695	[c,f]	1,091,155
Teradata	20,043	[f]	737,983
Texas Instruments	14,069		1,524,376
			46,295,870
Materials - 3.7%
CF Industries Holdings	45,299		1,868,131
DowDuPont	46,917		3,298,265
Freeport-McMoRan	49,718	[f]	924,755
Martin Marietta Materials	4,025		820,818
Mosaic	28,501		750,146
Newmont Mining	56,359		2,152,914

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 66.1% (continued)
Materials - 3.7% (continued)
Vulcan Materials	17,721		2,086,293
			11,901,322
Real Estate - .3%
Lamar Advertising, Cl. A	13,280	[g]	882,722
Telecommunications - 1.6%
Arista Networks	2,521	[c,f]	680,015
AT&T	52,209		1,895,187
Verizon Communications	54,011		2,578,485
			5,153,687
Utilities - .9%
FirstEnergy	88,009		2,845,331
Total Common Stocks
(cost $170,159,427)			210,571,943
Description	Shares		Value ($)
Other Investment - 10.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $32,079,993)	32,079,993	[h]	32,079,993

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $1,407,206)	1,407,206	[h]	1,407,206
Total Investments (cost $280,862,840)	100.6%		320,472,718
Liabilities, Less Cash and Receivables	(0.6%)		(1,944,905)
Net Assets	100.0%		318,527,813
ETF—Exchange-Traded Fund
GO—General Obligation
LIBOR—London Interbank Offered Rate

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $5,219,845 or 1.64% of net assets.
[b] Variable rate security—rate shown is the interest rate in effect at period end.
[c] Security, or portion thereof, on loan. At February 28, 2018, the value of the fund’s securities on loan was $12,231,816 and the value of the collateral held by the fund was $12,562,424, consisting of cash collateral of $1,407,206 and U.S. Government &
Agency securities valued at $11,155,218.
[d] The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
[e] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f] Non-income producing security.
[g] Investment in real estate investment trust.
[h] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,509,488	-	3,509,488
Commercial Mortgage-Backed	-	1,353,454	-	1,353,454
Corporate Bonds†	-	22,988,066	-	22,988,066
Equity Securities Domestic
Common Stocks†	210,455,774	-	-	210,455,774
Exchange-Traded Funds	116,169	-	-	116,169
Foreign Government	-	1,848,107	-	1,848,107
Municipal Bonds	-	1,053,686	-	1,053,686
Registered Investment Companies	33,487,199	-	-	33,487,199
U.S. Government
Agencies/Mortgage-Backed		22,510,289	-	22,510,289
U.S. Treasury		23,150,486	-	23,150,486

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2018, accumulated net unrealized appreciation on investments was $39,609,878, consisting of $44,253,686 gross unrealized appreciation and $4,643,808 gross unrealized depreciation At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)